Consolidated statements of cash flows - EUR (€)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net income	€ 1,733,430,000	€ 1,085,737,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	534,017,000	553,764,000
Change in deferred taxes, net	68,916,000	(46,115,000)
(Gain) loss on sale of fixed assets and investments	(835,604,000)	4,370,000
Compensation expense related to share-based plans	9,613,000	42,213,000
Investments in equity method investees, net	(8,815,000)	(42,917,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(238,607,000)	(100,576,000)
Inventories	(156,665,000)	(71,270,000)
Other current and non-current assets	(91,873,000)	23,343,000
Accounts receivable from related parties	(14,217,000)	69,777,000
Accounts payable to related parties	44,740,000	(31,635,000)
Accounts payable, provisions and other current and non-current liabilities	395,029,000	430,427,000
Paid interest	(269,382,000)	(299,726,000)
Received interest	28,980,000	28,127,000
Income tax payable	430,646,000	516,609,000
Paid income taxes	(409,921,000)	(498,332,000)
Net cash provided by (used in) operating activities	1,220,287,000	1,663,796,000
Investing activities
Purchases of property, plant and equipment	(731,959,000)	(632,330,000)
Proceeds from sale of property, plant and equipment	29,475,000	18,346,000
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(808,253,000)	(427,872,000)
Proceeds from divestitures	1,811,240,000	30,746,000
Net cash provided by (used in) investing activities	300,503,000	(1,011,110,000)
Financing activities
Proceeds from short-term debt	625,549,000	437,160,000
Repayments of short-term debt	(174,517,000)	(60,601,000)
Proceeds from short-term debt from related parties	52,146,000	116,079,000
Repayments of short-term debt from related parties	(37,746,000)	(116,079,000)
Proceeds from long-term debt and capital lease obligations	610,316,000	583,994,000
Repayments of long-term debt and capital lease obligations	(1,032,980,000)	(995,351,000)
Increase (decrease) of accounts receivable securitization program	(295,595,000)	22,442,000
Proceeds from exercise of stock options	44,443,000	39,100,000
Purchase of treasury stock	(37,221,000)
Dividends paid	(324,838,000)	(293,973,000)
Distributions to noncontrolling interests	(194,283,000)	(320,676,000)
Contributions from noncontrolling interests	30,554,000	32,875,000
Net cash provided by (used in) financing activities	(734,172,000)	(555,030,000)
Effect of exchange rate changes on cash and cash equivalents	(10,675,000)	(77,298,000)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	775,943,000	20,358,000
Cash and cash equivalents at beginning of period	978,109,000
Cash and cash equivalents at end of period	€ 1,754,052,000	€ 729,240,000